Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Significant Accounting Policies

Note 2. Significant Accounting Policies

Use of Estimates—The preparation of the consolidated and combined financial statements, in conformity with GAAP, requires the extensive use of management’s estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenue and expenses during the reporting periods.

Actual results could differ from these estimates. Estimates are used when accounting for items and matters including, but not limited to, allowance for uncollectible accounts receivable, inventory obsolescence, asset valuations and useful lives, employee benefits, self-insurance reserves, taxes, restructuring and other provisions and contingencies.

Foreign Operations—Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates existing at the respective balance sheet dates. Income and expense items are translated at the average rates during the respective periods. Translation adjustments resulting from fluctuations in exchange rates are recorded as a separate component of other comprehensive income (loss) while transaction gains and losses are recorded in net earnings.

Fair Value Measurements—Certain assets and liabilities are required to be recorded at fair value on a recurring basis. Fair value is determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. The Company records the fair value of its pension plan assets on a recurring basis. Assets measured at fair value on a nonrecurring basis include long-lived assets held and used, long-lived assets held for sale, goodwill and other intangible assets. The fair value of cash and cash equivalents, accounts receivable, short-term debt and accounts payable approximate their carrying values. The three-tier value hierarchy, which prioritizes valuation methodologies based on the reliability of the inputs, is:

Level 1—Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2—Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3—Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants.

Revenue Recognition—The Company recognizes revenue for the majority of its products upon transfer of title and the passage of the risk of ownership, which is generally upon shipment to the customer. Contracts generally specify F.O.B. shipping point terms. Under agreements with certain customers, custom products may be stored by the Company for future delivery. In these situations, the Company may also receive a logistics or warehouse management fee for the services it provides. In certain of these cases, delivery and billing schedules are outlined in the customer agreement and product revenue is recognized when manufacturing is complete, title and risk of ownership transfer to the customer, and there is a reasonable assurance as to collectability. Because the majority of products are customized, product returns are not significant; however, the Company accrues for the estimated amount of customer credits at the time of sale.

Revenue from the Company’s co-mail and list services operations is recognized when services are completed.

The Company records deferred revenue in situations where amounts are invoiced but the revenue recognition criteria outlined above are not met. Such revenue is recognized when all criteria are subsequently met.

Billings for shipping and handling costs are recorded gross. Many of the Company’s operations process materials, primarily paper, that may be supplied directly by customers or may be purchased by the Company and sold to customers. No revenue is recognized for customer-supplied paper, but revenues for Company-supplied paper are recognized on a gross basis.

The Company records taxes collected from customers and remitted to governmental authorities on a net basis.

Refer to Note 20, New Accounting Pronouncements, for information related to the Company’s upcoming adoption in the first quarter of 2018 of ASU 2014-09 “Revenue from Contracts with Customers (Topic 606).”

By-product recoveries—The Company records the sale of by-products as a reduction of cost of sales.

Cash and cash equivalents—The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. Short-term securities consist of investment grade instruments of governments, financial institutions and corporations.

Receivables—Receivables are stated net of allowances for doubtful accounts and primarily include trade receivables, notes receivable and miscellaneous receivables from suppliers. No single customer comprised more than 10% of our net sales in 2017, 2016 or 2015. Specific customer provisions are made when a review of significant outstanding amounts, utilizing information about customer creditworthiness and current economic trends, indicates that collection is doubtful. In addition, provisions are made at differing rates, based upon the age of the receivable and the Company’s historical collection experience. Refer to Note 4, Accounts Receivable, for details of activity affecting the allowance for doubtful accounts receivable.

Inventories—Inventories include material, labor and factory overhead and are stated at the lower of cost or market and net of excess and obsolescence reserves for raw materials and finished goods. Provisions for excess and obsolete inventories are made at differing rates, utilizing historical data and current economic trends, based upon the age and type of the inventory. Specific excess and obsolescence provisions are also made when a review of specific balances indicates that the inventories will not be utilized in production or sold.

The cost of 63.9% and 85.5% of the inventories at December 31, 2017 and 2016, respectively, has been determined using the Last-In, First-Out (“LIFO”) method.  The decrease in 2017 is primarily due to inventory associated with acquisitions during the year ended December 31, 2017 that is not determined using the LIFO method.  The LIFO method is intended to reflect the effect of inventory replacement costs within the consolidated and combined statements of operations; accordingly, charges to cost of sales generally reflect recent costs of material, labor and factory overhead. The Company uses an external-index method of valuing LIFO inventories. The remaining inventories, primarily related to certain acquired and international operations, are valued using the First-In, First-Out (“FIFO”) or specific identification methods.

Long-Lived Assets—The Company assesses potential impairments to its long-lived assets if events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Indefinite-lived intangible assets are reviewed annually for impairment or more frequently if events or changes in circumstances indicate that the carrying value may not be recoverable. An impaired asset is written down to its estimated fair value based upon the most recent information available. Estimated fair market value is generally measured by discounting estimated future cash flows. Long-lived assets, other than goodwill and other intangible assets, that are held for sale, are recorded at the lower of the carrying value or the fair market value less the estimated cost to sell.

Property, plant and equipment—Property, plant and equipment are recorded at cost and depreciated on a straight-line basis over their estimated useful lives. Useful lives range from 15 to 40 years for buildings, the lesser of 7 years or the lease term for leasehold improvements and from 3 to 15 years for machinery and equipment. Maintenance and repair costs are charged to expense as incurred. Major overhauls that extend the useful lives of existing assets are capitalized. When properties are retired or disposed, the costs and accumulated depreciation are eliminated and the resulting profit or loss is recognized in the results of operations.

Goodwill—Goodwill is assigned to a specific reporting unit, depending on the nature of the acquired company.  Prior to the separation, the Company’s goodwill balances for certain reporting units were reallocated based on the relative fair values of the businesses.

Goodwill is reviewed for impairment annually as of October 31 or more frequently if events or changes in circumstances indicate that it is more likely than not that the fair value of a reporting unit is below its carrying value.

For certain reporting units, the Company may perform a qualitative, rather than quantitative, assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In performing this qualitative analysis, the Company considers various factors, including the excess of prior year estimates of fair value compared to carrying value, the effect of market or industry changes and the reporting unit’s actual results compared to projected results. Based on this qualitative analysis, if management determines that it is more likely than not that the fair value of the reporting unit is greater than its carrying value, no further impairment testing is performed.

For the remaining reporting units, the Company compares each reporting unit’s fair value, estimated based on comparable company market valuations and expected future discounted cash flows to be generated by the reporting unit, to its carrying value.  Prior to the Company’s early adoption of ASU 2017-04 “Intangibles – Goodwill and Other (Topic 350)” during the third quarter of 2017, if the carrying value exceeded the reporting unit’s fair value, the Company performed an additional fair value measurement calculation to determine the impairment loss, that was charged to operations in the period identified.  As a result of early adoption of ASU 2017-04, if the carrying value exceeds the reporting unit’s fair value, the Company recognizes an impairment charge equal to the amount by which the carrying value exceeds the reporting unit’s fair value not to exceed the total amount of goodwill recorded.

Refer to Note 8, Restructuring, Impairment and Other Charges, for more information regarding the Company’s annual and interim impairment reviews.

Amortization—Certain costs to acquire and develop internal-use computer software are capitalized and amortized over their estimated useful life using the straight-line method, up to a maximum of five years. Amortization expense, primarily related to internally-developed software and excluding amortization expense related to other intangible assets, was $5 million each for the years ended December 31, 2017, 2016 and 2015, respectively. Deferred debt issuance costs are amortized over the term of the related debt.

Other intangible assets, except for those intangible assets with indefinite lives, are recognized separately from goodwill and are amortized over their estimated useful lives. Other intangible assets with indefinite lives are not amortized. Refer to Note 7, Goodwill and Other Intangible Assets, for further discussion of other intangible assets and the related amortization expense.

Share-Based Compensation— The Company recognizes compensation expense for share-based awards expected to vest on a straight-line basis over the requisite service period of the award based on their grant date fair value. Prior to the separation, RRD maintained an incentive share-based compensation program for certain individuals, including certain LSC Communications employees. The share-based compensation expense was allocated to the Company based on the awards and terms previously granted to the Company’s employees, as well as an allocation of expense related to RRD’s corporate and shared functional employees.  Refer to Note 16, Stock and Incentive Programs, for further discussion.

Pension and Other Postretirement Benefits Plans— At the separation date, the Company recorded net benefit obligations transferred from RRD.  The Company records annual income and expense amounts relating to its pension plans based on calculations that include various actuarial assumptions, including discount rates, mortality, assumed rates of return, compensation increases, and turnover rates. The Company reviews its actuarial assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is deemed appropriate to do so. The effect of modifications on the value of plan obligations and assets is recognized immediately within other comprehensive income (loss) and amortized in investment and other income-net over future periods.  The Company believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience, market conditions and input from its actuaries and investment advisors.

Prior to the separation, certain employees of the Company participated in various pension and postretirement health care plans sponsored by RRD. In the Company’s combined financial statements, these plans were accounted for as multiemployer benefit plans and no net liabilities were reflected in the Company’s combined balance sheets as there were no unfunded contributions due at the end of any reporting period. The Company’s statements of operations included expense allocations for these benefits. These expenses were funded through intercompany transactions with RRD and were reflected within net parent company investment in LSC Communications. Certain plans in LSC Communications’ Mexico and U.S. operations were direct obligations of LSC Communications and were recorded in the consolidated and combined financial statements.  Refer to Note 13, Retirement Plans, for further discussion.

Taxes on Income—The Company has recorded deferred tax assets related to future deductible items, including domestic and foreign tax loss and credit carryforwards. The Company evaluates these deferred tax assets by tax jurisdiction. The utilization of these tax assets is limited by the amount of taxable income expected to be generated within the allowable carryforward period and other factors. Accordingly, management has provided a valuation allowance to reduce certain of these deferred tax assets when management has concluded that, based on the weight of available evidence, it is more likely than not that the deferred tax assets will not be fully realized. If actual results differ from these estimates, or the estimates are adjusted in future periods, adjustments to the valuation allowance might need to be recorded.

Significant judgment is required in determining the provision for income taxes and related accruals, deferred tax assets and liabilities and any valuation allowance recorded against deferred tax assets. In the ordinary course of business, there are transactions and calculations where the ultimate tax outcome is uncertain. Additionally, the Company’s tax returns are subject to audit by various U.S. and foreign tax authorities. The Company recognizes a tax position in its financial statements when it is more likely than not (a likelihood of more than fifty percent) that the position would be sustained upon examination by tax authorities. This recognized tax position is then measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Although management believes that its estimates are reasonable, the final outcome of uncertain tax positions may be materially different from that which is reflected in the Company’s consolidated and combined financial statements. The Company classifies interest expense and any related penalties related to income tax uncertainties as a component of income tax expense. Refer to Note 14, Income Taxes, for further discussion.

Prior to the separation, in the Company’s combined financial statements, income tax expense and deferred tax balances were calculated on a separate return basis, although with respect to certain entities, the Company’s operations were historically included in the tax returns filed by the respective RRD entities of which the Company’s business was formerly a part. For periods after the separation, the Company has and will continue to file tax returns on its own behalf. The provision for income tax and income tax balances after the separation represent the Company's tax liabilities as an independent company.

Refer to Note 14, Income Taxes, for information on the enactment of the Tax Cuts and Jobs Act (the “Tax Act”) of 2017 on December 22, 2017.

Comprehensive Income (Loss)—Comprehensive income (loss) for the Company consists of net earnings, unrecognized actuarial gains and losses and foreign currency translation adjustments. Refer to Note 15, Comprehensive Income, for further discussion.